Net Earnings per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Components of Basic and Diluted Earnings Per Share

The reconciliation of the components of the basic and diluted earnings per share is as follows.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
Net earnings available to common shareholders	$2,256	1,138	$4,177	2,181

Weighted average common shares outstanding	9,438,541	5,739,173	8,574,900	5,748,154
Dilutive effect of stock options	54,014	11,938	44,096	10,908
Dilutive effect of directors’ shares	5,353	—	5,305	—
Dilutive effect of performance share awards	71,787	42,333	63,685	42,172

Diluted common shares	9,569,695	5,793,444	8,687,986	5,801,234

Basic earnings per common share	$0.24	0.20	$0.49	0.38
Diluted earnings per common share	$0.24	0.20	$0.48	0.38

The acquired United options are anti-dilutive and excluded from this calculation.

The reconciliation of the components of basic and diluted earnings per share is as follows:

	2014	2013	2012
Net earnings available to common shareholders	$5,403	4,006	2,057

Weighted average common shares outstanding	5,888,862	5,730,114	5,730,114
Dilutive effect of stock options	19,266	6,511	3,276
Dilutive effect of performance share awards	52,071	27,660	7,010

Diluted common shares	5,960,199	5,764,285	5,740,400

Basic earnings per common share	$0.92	0.70	0.36
Diluted earnings per common share	$0.91	0.69	0.36